Subsequent events (Details) - shares					2 Months Ended	3 Months Ended	9 Months Ended
	May 14, 2024	May 10, 2024	Feb. 23, 2024	Feb. 08, 2024	Jul. 31, 2024	May 31, 2024	May 31, 2024
Series A Convertible Preferred Shares
Subsequent events
Number of shares converted						22	161
Shares issued upon conversion of convertible preferred stock						20,952	153,332
Derivatives | Series A Convertible Preferred Shares
Subsequent events
Number of shares converted	11	11	76	63
Shares issued upon conversion of convertible preferred stock				60,000
Issue of voting common shares
Subsequent events
Shares issued for services					320,000
Issue of voting common shares | Derivatives | Series A Convertible Preferred Shares
Subsequent events
Shares issued upon conversion of convertible preferred stock					84,760
Conversion of Preferred Shares into Common Shares | Derivatives | Series A Convertible Preferred Shares
Subsequent events
Number of shares converted					89